2. Investment securities, Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized Cost
Due within one year	$ 17,584
Due from one to five years	96,639
Due from five to ten years	48,542
Due after ten years	8,765
Mortgage-backed securities	53,124
Equity securities	0
Total	224,654	$ 244,924
Estimated Fair Value
Due within one year	17,682
Due from one to five years	99,547
Due from five to ten years	49,578
Due after ten years	8,905
Mortgage-backed securities	53,609
Equity securities	0
Total	$ 229,321